UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 33-8553

Name of Registrant: Vanguard Quantitative Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (98.7%)[1]
Consumer Discretionary (9.3%)
Target Corp.	1,413,100	66,289
* O'Reilly Automotive Inc.	944,800	61,894
Carnival Corp.	1,615,400	60,787
Wynn Resorts Ltd.	416,059	59,721
* Ford Motor Co.	3,277,500	45,197
Viacom Inc. Class B	853,400	43,523
Kohl's Corp.	760,500	38,033
CBS Corp. Class B	1,145,400	32,632
		408,076
Consumer Staples (11.6%)
Dr Pepper Snapple Group Inc.	1,733,400	72,681
Kroger Co.	2,715,600	67,347
Coca-Cola Enterprises Inc.	2,270,800	66,262
Philip Morris International Inc.	844,100	56,361
Walgreen Co.	1,110,400	47,148
* Constellation Brands Inc. Class A	2,053,400	42,752
CVS Caremark Corp.	1,125,600	42,300
Wal-Mart Stores Inc.	749,800	39,844
Colgate-Palmolive Co.	271,700	23,749
Tyson Foods Inc. Class A	949,100	18,432
Hormel Foods Corp.	582,600	17,367
Procter & Gamble Co.	168,900	10,737
		504,980
Energy (12.0%)
Chevron Corp.	1,353,500	139,194
Exxon Mobil Corp.	1,273,036	103,600
ConocoPhillips	1,254,400	94,318
Valero Energy Corp.	2,053,700	52,513
Devon Energy Corp.	534,000	42,085
Helmerich & Payne Inc.	475,600	31,447
National Oilwell Varco Inc.	307,000	24,010
Marathon Oil Corp.	221,100	11,648
* Tesoro Corp.	400,800	9,182
Halliburton Co.	129,200	6,589
Murphy Oil Corp.	78,500	5,154
* Denbury Resources Inc.	250,300	5,006
		524,746
Financials (14.9%)
JPMorgan Chase & Co.	2,394,800	98,043
Discover Financial Services	2,484,100	66,450
Prudential Financial Inc.	939,600	59,749
Weyerhaeuser Co.	2,636,000	57,623
Aflac Inc.	1,231,800	57,501
KeyCorp	6,889,300	57,388
Comerica Inc.	1,574,800	54,441
Fifth Third Bancorp	3,214,300	40,982
T Rowe Price Group Inc.	621,800	37,519
Leucadia National Corp.	1,050,800	35,832

State Street Corp.	556,400	25,088
MetLife Inc.	349,300	15,324
Franklin Resources Inc.	99,100	13,011
* Berkshire Hathaway Inc. Class B	145,800	11,284
Unum Group	222,800	5,677
Huntington Bancshares Inc./OH	723,000	4,743
SunTrust Banks Inc.	171,600	4,427
Ameriprise Financial Inc.	58,900	3,397
Wells Fargo & Co.	88,100	2,472
		650,951
Health Care (11.8%)
Eli Lilly & Co.	1,951,300	73,232
* Express Scripts Inc.	1,204,500	65,019
* Amgen Inc.	1,021,800	59,622
Abbott Laboratories	1,041,100	54,783
Humana Inc.	653,700	52,649
Bristol-Myers Squibb Co.	1,780,092	51,552
Johnson & Johnson	707,200	47,043
* Watson Pharmaceuticals Inc.	674,700	46,372
Pfizer Inc.	973,600	20,056
St. Jude Medical Inc.	390,500	18,619
* Life Technologies Corp.	348,900	18,167
Merck & Co. Inc.	195,100	6,885
* Varian Medical Systems Inc.	53,800	3,767
		517,766
Industrials (8.7%)
General Electric Co.	4,031,900	76,042
United Parcel Service Inc. Class B	958,700	69,918
PACCAR Inc.	1,195,300	61,068
Northrop Grumman Corp.	705,700	48,940
Cummins Inc.	332,800	34,441
General Dynamics Corp.	322,800	24,055
United Technologies Corp.	262,300	23,216
Textron Inc.	939,000	22,170
Caterpillar Inc.	208,200	22,165
		382,015
Information Technology (19.7%)
* Apple Inc.	497,500	166,996
Microsoft Corp.	4,878,500	126,841
International Business Machines Corp.	710,400	121,869
Intel Corp.	4,125,800	91,428
Corning Inc.	2,810,200	51,005
Computer Sciences Corp.	1,209,800	45,924
CA Inc.	1,989,200	45,433
Cisco Systems Inc.	2,685,200	41,916
Oracle Corp.	1,191,700	39,219
Qualcomm Inc.	620,500	35,238
* Google Inc. Class A	57,440	29,086
Visa Inc. Class A	311,400	26,239
Xerox Corp.	1,169,200	12,171
* Lexmark International Inc. Class A	276,700	8,096
Hewlett-Packard Co.	215,100	7,830
* SanDisk Corp.	155,200	6,441
* Fiserv Inc.	52,400	3,282
		859,014

Materials (2.4%)
Freeport-McMoRan Copper & Gold Inc.		1,464,700	77,483
EI du Pont de Nemours & Co.		260,100	14,058
Eastman Chemical Co.		125,200	12,779
			104,320
Telecommunication Services (4.6%)
AT&T Inc.		3,817,900	119,920
Verizon Communications Inc.		2,172,800	80,894
			200,814
Utilities (3.7%)
Consolidated Edison Inc.		1,071,800	57,063
Wisconsin Energy Corp.		1,388,400	43,526
American Electric Power Co. Inc.		866,400	32,646
Entergy Corp.		172,200	11,758
Pepco Holdings Inc.		577,400	11,334
CMS Energy Corp.		298,800	5,883
			162,210
Total Common Stocks (Cost $3,781,778)			4,314,892
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.5%)[1]
Money Market Fund (1.5%)
2 Vanguard Market Liquidity Fund (Cost
$64,403)	0.140%	64,402,792	64,403

Total Investments (100.2%) (Cost $3,846,181)			4,379,295
Other Assets and Liabilities-Net (-0.2%)[3]			(8,177)
Net Assets (100%)			4,371,118

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.7% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Cash of $7,110,000, has been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Growth and Income Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2011	134	44,069	1,286

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2011, the cost of investment securities for tax purposes was $3,846,181,000. Net unrealized appreciation of investment securities for tax purposes was $533,114,000, consisting of unrealized gains of $615,421,000 on securities that had risen in value since their purchase and $82,307,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Broad Market Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (11.2%)
Starbucks Corp.	67,600	2,670
CBS Corp. Class B	88,300	2,516
Comcast Corp. Class A	99,091	2,511
Time Warner Cable Inc.	31,962	2,494
* Ford Motor Co.	176,162	2,429
* AutoZone Inc.	7,200	2,123
Limited Brands Inc.	53,850	2,071
Macy's Inc.	69,100	2,021
Polaris Industries Inc.	17,800	1,979
* DISH Network Corp. Class A	64,500	1,978
Dillard's Inc. Class A	33,300	1,736
* Tempur-Pedic International Inc.	21,400	1,451
Ross Stores Inc.	17,900	1,434
Brinker International Inc.	58,300	1,426
Williams-Sonoma Inc.	36,682	1,339
Weight Watchers International Inc.	16,000	1,208
* Las Vegas Sands Corp.	22,900	967
Advance Auto Parts Inc.	15,800	924
* priceline.com Inc.	1,700	870
VF Corp.	7,400	803
* TRW Automotive Holdings Corp.	12,663	748
Gannett Co. Inc.	49,700	712
* Liberty Global Inc. Class A	14,700	662
Foot Locker Inc.	27,200	646
Autoliv Inc.	8,100	635
Viacom Inc. Class B	8,395	428
* Warnaco Group Inc.	7,700	402
McDonald's Corp.	2,031	171
		39,354
Consumer Staples (8.9%)
Philip Morris International Inc.	68,650	4,584
Procter & Gamble Co.	45,551	2,896
Wal-Mart Stores Inc.	54,165	2,878
Sara Lee Corp.	112,600	2,138
Estee Lauder Cos. Inc. Class A	20,300	2,135
Coca-Cola Enterprises Inc.	69,800	2,037
Hershey Co.	35,600	2,024
* Constellation Brands Inc. Class A	86,300	1,797
Dr Pepper Snapple Group Inc.	41,400	1,736
Kroger Co.	64,900	1,609
Coca-Cola Co.	19,790	1,332
Costco Wholesale Corp.	10,400	845
B&G Foods Inc. Class A	39,000	804
PepsiCo Inc.	9,900	697
Walgreen Co.	16,200	688
* Smithfield Foods Inc.	28,100	615
Herbalife Ltd.	10,600	611
Tyson Foods Inc. Class A	25,100	487

Colgate-Palmolive Co.	5,330	466
ConAgra Foods Inc.	11,100	286
Hormel Foods Corp.	9,000	268
Nu Skin Enterprises Inc. Class A	5,800	218
MGP Ingredients Inc.	12,234	107
		31,258
Energy (11.1%)
Exxon Mobil Corp.	135,320	11,012
Chevron Corp.	63,865	6,568
ConocoPhillips	59,200	4,451
Apache Corp.	23,140	2,855
Marathon Oil Corp.	50,800	2,676
National Oilwell Varco Inc.	33,700	2,636
Occidental Petroleum Corp.	24,040	2,501
Hess Corp.	20,900	1,563
Devon Energy Corp.	17,400	1,371
Valero Energy Corp.	36,100	923
Schlumberger Ltd.	10,300	890
* Newfield Exploration Co.	12,100	823
El Paso Corp.	19,700	398
Pioneer Natural Resources Co.	3,100	278
		38,945
Financials (16.4%)
JPMorgan Chase & Co.	132,336	5,418
Wells Fargo & Co.	95,070	2,668
American Express Co.	50,820	2,627
Capital One Financial Corp.	46,700	2,413
Travelers Cos. Inc.	38,200	2,230
PNC Financial Services Group Inc.	36,900	2,200
Chubb Corp.	34,270	2,146
US Bancorp	79,650	2,032
Ameriprise Financial Inc.	34,300	1,978
Moody's Corp.	50,600	1,941
Torchmark Corp.	28,800	1,847
* Arch Capital Group Ltd.	54,500	1,740
Aflac Inc.	34,640	1,617
Franklin Resources Inc.	12,100	1,589
* World Acceptance Corp.	21,956	1,440
* Berkshire Hathaway Inc. Class B	18,400	1,424
KeyCorp	168,200	1,401
Discover Financial Services	52,200	1,396
Reinsurance Group of America Inc. Class A	22,800	1,388
Allied World Assurance Co. Holdings Ltd.	20,341	1,171
Vornado Realty Trust	11,100	1,034
Fifth Third Bancorp	76,800	979
M&T Bank Corp.	10,500	924
Taubman Centers Inc.	14,800	876
Bank of America Corp.	76,745	841
Rayonier Inc.	12,400	810
* Forest City Enterprises Inc. Class A	41,100	767
Hospitality Properties Trust	31,500	764
American Financial Group Inc.	21,300	760
CBL & Associates Properties Inc.	41,600	754
* Credit Acceptance Corp.	8,800	743
Citigroup Inc.	17,500	729
Lexington Realty Trust	78,600	718
Sun Communities Inc.	18,900	705

BOK Financial Corp.	12,200	668
Nelnet Inc. Class A	29,600	653
ProLogis Inc.	17,700	634
Commerce Bancshares Inc.	14,200	611
Cash America International Inc.	8,600	498
* NASDAQ OMX Group Inc.	19,300	488
Public Storage	4,100	467
* CB Richard Ellis Group Inc. Class A	16,400	412
Ashford Hospitality Trust Inc.	28,300	352
Pennsylvania REIT	16,495	259
NYSE Euronext	5,900	202
National Retail Properties Inc.	4,100	101
Montpelier Re Holdings Ltd.	2,900	52
City Holding Co.	1,300	43
		57,510
Health Care (12.5%)
Pfizer Inc.	265,764	5,475
Johnson & Johnson	54,407	3,619
UnitedHealth Group Inc.	63,575	3,279
Bristol-Myers Squibb Co.	100,852	2,921
Eli Lilly & Co.	70,920	2,662
* Biogen Idec Inc.	24,200	2,587
McKesson Corp.	29,000	2,426
* Agilent Technologies Inc.	46,500	2,377
Humana Inc.	28,050	2,259
AmerisourceBergen Corp. Class A	53,500	2,215
* Forest Laboratories Inc.	56,000	2,203
* AMERIGROUP Corp.	28,700	2,022
* Charles River Laboratories International Inc.	42,600	1,732
CIGNA Corp.	28,100	1,445
* Express Scripts Inc.	25,000	1,350
Cooper Cos. Inc.	12,700	1,006
Cardinal Health Inc.	21,400	972
Warner Chilcott plc Class A	35,900	866
Merck & Co. Inc.	18,483	652
WellPoint Inc.	5,000	394
* Mettler-Toledo International Inc.	2,100	354
Aetna Inc.	7,700	340
* Health Management Associates Inc. Class A	20,000	216
* Bruker Corp.	9,500	193
* Waters Corp.	1,800	172
* Cephalon Inc.	1,700	136
* Par Pharmaceutical Cos. Inc.	1,800	59
		43,932
Industrials (11.3%)
General Electric Co.	286,380	5,401
Caterpillar Inc.	32,200	3,428
CSX Corp.	92,711	2,431
Northrop Grumman Corp.	32,630	2,263
Parker Hannifin Corp.	24,200	2,172
Eaton Corp.	42,200	2,171
Cummins Inc.	20,800	2,153
PACCAR Inc.	41,500	2,120
Joy Global Inc.	20,800	1,981
United Parcel Service Inc. Class B	27,100	1,976
Deere & Co.	23,000	1,896
Towers Watson & Co. Class A	28,200	1,853

* Sauer-Danfoss Inc.	32,400	1,633
Timken Co.	30,100	1,517
Dover Corp.	18,600	1,261
United Technologies Corp.	14,140	1,252
Rockwell Automation Inc.	10,400	902
Honeywell International Inc.	14,524	865
* Delta Air Lines Inc.	78,600	721
Waste Connections Inc.	17,200	546
Pitney Bowes Inc.	14,300	329
Southwest Airlines Co.	25,600	292
Deluxe Corp.	7,100	175
* EnerSys	3,500	120
Avery Dennison Corp.	2,200	85
* Amerco Inc.	600	58
* Dollar Thrifty Automotive Group Inc.	660	49
* Esterline Technologies Corp.	600	46
		39,696
Information Technology (17.5%)
* Apple Inc.	25,820	8,667
International Business Machines Corp.	39,842	6,835
Microsoft Corp.	235,897	6,133
Accenture plc Class A	45,800	2,767
Altera Corp.	49,200	2,280
* Motorola Solutions Inc.	46,700	2,150
* NetApp Inc.	40,600	2,143
* VMware Inc. Class A	21,200	2,125
* IAC/InterActiveCorp	55,300	2,111
Hewlett-Packard Co.	57,099	2,078
* Intuit Inc.	37,900	1,965
* Fiserv Inc.	30,200	1,891
* Dell Inc.	107,800	1,797
Texas Instruments Inc.	52,870	1,736
Western Union Co.	80,700	1,616
* Teradata Corp.	25,700	1,547
Oracle Corp.	41,248	1,357
* Motorola Mobility Holdings Inc.	54,187	1,194
* Google Inc. Class A	2,290	1,160
Anixter International Inc.	16,100	1,052
Intel Corp.	44,890	995
* Vishay Intertechnology Inc.	63,200	951
Opnet Technologies Inc.	21,000	860
* Silicon Image Inc.	112,800	729
* Electronic Arts Inc.	27,600	651
* Novellus Systems Inc.	17,700	640
* Fairchild Semiconductor International Inc. Class A	36,000	602
* Advanced Micro Devices Inc.	66,500	465
* Autodesk Inc.	12,000	463
* Ancestry.com Inc.	10,900	451
* JDS Uniphase Corp.	22,000	367
* Veeco Instruments Inc.	7,200	349
* RF Micro Devices Inc.	52,300	320
Cisco Systems Inc.	17,950	280
Qualcomm Inc.	3,300	187
MAXIMUS Inc.	1,700	141
* Teradyne Inc.	8,500	126
* Lattice Semiconductor Corp.	13,400	87
		61,268

Materials (4.2%)
EI du Pont de Nemours & Co.			55,980	3,026
Eastman Chemical Co.			18,500	1,888
Ball Corp.			45,600	1,754
Ashland Inc.			24,000	1,551
Freeport-McMoRan Copper & Gold Inc.			23,400	1,238
Dow Chemical Co.			31,300	1,127
Southern Copper Corp.			28,200	927
International Paper Co.			30,600	912
Domtar Corp.			8,500	805
Celanese Corp. Class A			13,700	730
Innophos Holdings Inc.			8,500	415
Lubrizol Corp.			1,600	215
* Solutia Inc.			4,600	105
				14,693
Telecommunication Services (3.0%)
AT&T Inc.			193,229	6,069
Verizon Communications Inc.			112,757	4,198
CenturyLink Inc.			5,757	233
* Vonage Holdings Corp.			41,200	182
				10,682
Utilities (3.6%)
Dominion Resources Inc.			48,600	2,346
Northeast Utilities			54,600	1,920
CMS Energy Corp.			93,600	1,843
Pinnacle West Capital Corp.			41,300	1,841
Portland General Electric Co.			69,400	1,754
Entergy Corp.			17,600	1,202
Integrys Energy Group Inc.			10,200	529
Avista Corp.			20,000	514
IDACORP Inc.			6,700	265
Southwest Gas Corp.			6,700	259
Piedmont Natural Gas Co. Inc.			1,900	57
				12,530
Total Common Stocks (Cost $278,210)				349,868
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund	0.140%		595,987	596

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Federal Home Loan Bank Discount Notes	0.070%	8/17/11	100	100
[3,4] Freddie Mac Discount Notes	0.080%	8/15/11	150	150
				250
Total Temporary Cash Investments (Cost $846)				846
Total Investments (99.9%) (Cost $279,056)				350,714
Other Assets and Liabilities-Net (0.1%)				214
Net Assets (100%)				350,928

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and (0.1%), respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $150,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	349,868	—	—
Temporary Cash Investments	596	250	—
Futures Contracts—Assets[1]	9	—	—
Total	350,473	250	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of

Structured Broad Market Fund

futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2011	3	986	27
E-mini S&P 500 Index	September 2011	4	66	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2011, the cost of investment securities for tax purposes was $279,056,000. Net unrealized appreciation of investment securities for tax purposes was $71,658,000, consisting of unrealized gains of $77,103,000 on securities that had risen in value since their purchase and $5,445,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (11.4%)
* DIRECTV Class A	78,600	3,994
* Ford Motor Co.	282,806	3,900
Starbucks Corp.	92,475	3,652
Time Warner Cable Inc.	45,100	3,520
NIKE Inc. Class B	38,500	3,464
CBS Corp. Class B	115,140	3,280
* priceline.com Inc.	6,100	3,123
Macy's Inc.	104,300	3,050
VF Corp.	27,200	2,953
* AutoZone Inc.	9,560	2,819
Wynn Resorts Ltd.	19,250	2,763
Comcast Corp. Class A Special Shares	111,200	2,694
Limited Brands Inc.	70,018	2,692
Target Corp.	48,600	2,280
Ross Stores Inc.	27,800	2,227
Comcast Corp. Class A	79,925	2,025
Viacom Inc. Class B	22,800	1,163
McDonald's Corp.	9,697	818
Walt Disney Co.	14,429	563
* Amazon.com Inc.	1,500	307
		51,287
Consumer Staples (10.5%)
Philip Morris International Inc.	101,936	6,806
Procter & Gamble Co.	104,344	6,633
Wal-Mart Stores Inc.	73,596	3,911
Altria Group Inc.	144,900	3,827
Coca-Cola Co.	48,240	3,246
Kroger Co.	121,300	3,008
Coca-Cola Enterprises Inc.	98,700	2,880
Sara Lee Corp.	151,000	2,868
Lorillard Inc.	25,800	2,809
Reynolds American Inc.	69,300	2,568
Colgate-Palmolive Co.	22,600	1,975
Whole Foods Market Inc.	26,100	1,656
PepsiCo Inc.	23,392	1,648
Dr Pepper Snapple Group Inc.	33,200	1,392
Walgreen Co.	26,200	1,112
* Constellation Brands Inc. Class A	21,800	454
Safeway Inc.	17,200	402
		47,195
Energy (12.3%)
Exxon Mobil Corp.	211,939	17,248
Chevron Corp.	96,856	9,961
ConocoPhillips	84,359	6,343
Marathon Oil Corp.	70,500	3,714
El Paso Corp.	148,625	3,002
Hess Corp.	39,600	2,960
Occidental Petroleum Corp.	27,851	2,898

Anadarko Petroleum Corp.	31,500	2,418
Schlumberger Ltd.	23,025	1,989
Halliburton Co.	33,500	1,708
* Tesoro Corp.	62,700	1,436
Chesapeake Energy Corp.	45,950	1,364
Devon Energy Corp.	2,900	229
		55,270
Financials (15.0%)
JPMorgan Chase & Co.	199,929	8,185
Wells Fargo & Co.	263,935	7,406
Citigroup Inc.	108,025	4,498
US Bancorp	156,224	3,985
Capital One Financial Corp.	64,400	3,328
Travelers Cos. Inc.	55,668	3,250
Franklin Resources Inc.	24,726	3,246
PNC Financial Services Group Inc.	52,800	3,147
Discover Financial Services	116,850	3,126
Chubb Corp.	48,643	3,046
Ameriprise Financial Inc.	47,400	2,734
Moody's Corp.	67,100	2,573
Torchmark Corp.	40,100	2,572
* CB Richard Ellis Group Inc. Class A	99,300	2,494
Kimco Realty Corp.	121,800	2,270
ACE Ltd.	34,400	2,264
* NASDAQ OMX Group Inc.	85,400	2,161
Bank of America Corp.	179,553	1,968
* Berkshire Hathaway Inc. Class B	18,705	1,448
* Berkshire Hathaway Inc. Class A	11	1,277
Aflac Inc.	19,094	891
Simon Property Group Inc.	6,300	732
Vornado Realty Trust	5,000	466
Goldman Sachs Group Inc.	2,998	399
		67,466
Health Care (11.9%)
Pfizer Inc.	400,619	8,253
Johnson & Johnson	85,346	5,677
UnitedHealth Group Inc.	88,154	4,547
Bristol-Myers Squibb Co.	147,200	4,263
Eli Lilly & Co.	101,287	3,801
* Biogen Idec Inc.	31,700	3,389
WellPoint Inc.	42,500	3,348
CIGNA Corp.	59,500	3,060
Humana Inc.	36,120	2,909
AmerisourceBergen Corp. Class A	69,898	2,894
* Forest Laboratories Inc.	73,250	2,882
* Watson Pharmaceuticals Inc.	41,440	2,848
* Agilent Technologies Inc.	47,550	2,430
Merck & Co. Inc.	47,394	1,673
Baxter International Inc.	11,200	669
Abbott Laboratories	9,768	514
Aetna Inc.	6,270	276
		53,433
Industrials (10.6%)
General Electric Co.	508,822	9,596
Caterpillar Inc.	45,800	4,876
United Parcel Service Inc. Class B	65,621	4,786
Honeywell International Inc.	64,400	3,838

CSX Corp.	136,044	3,567
Northrop Grumman Corp.	46,016	3,191
Eaton Corp.	57,200	2,943
Cummins Inc.	27,795	2,876
Parker Hannifin Corp.	32,000	2,872
PACCAR Inc.	49,600	2,534
General Dynamics Corp.	20,700	1,542
Deere & Co.	14,050	1,158
Union Pacific Corp.	9,500	992
WW Grainger Inc.	5,100	784
United Technologies Corp.	7,736	685
Pitney Bowes Inc.	22,400	515
Avery Dennison Corp.	9,000	348
3M Co.	1,613	153
Dover Corp.	1,700	115
		47,371
Information Technology (17.2%)
* Apple Inc.	40,042	13,441
International Business Machines Corp.	59,690	10,240
Microsoft Corp.	305,741	7,949
Oracle Corp.	211,588	6,963
Texas Instruments Inc.	104,200	3,421
Intel Corp.	144,253	3,197
* NetApp Inc.	60,565	3,196
* Cognizant Technology Solutions Corp. Class A	41,600	3,051
* Motorola Solutions Inc.	63,050	2,903
Western Union Co.	133,900	2,682
* Fiserv Inc.	40,800	2,555
* Google Inc. Class A	4,955	2,509
* Dell Inc.	147,500	2,459
* Motorola Mobility Holdings Inc.	98,956	2,181
Altera Corp.	40,900	1,896
* Electronic Arts Inc.	76,100	1,796
Cisco Systems Inc.	99,015	1,546
Hewlett-Packard Co.	34,400	1,252
Qualcomm Inc.	17,657	1,003
* Advanced Micro Devices Inc.	137,800	963
* Autodesk Inc.	18,000	695
* Teradata Corp.	10,739	646
Jabil Circuit Inc.	26,500	535
* Novellus Systems Inc.	7,600	275
		77,354
Materials (3.8%)
EI du Pont de Nemours & Co.	78,563	4,246
Freeport-McMoRan Copper & Gold Inc.	76,900	4,068
Dow Chemical Co.	92,300	3,323
PPG Industries Inc.	31,900	2,896
Eastman Chemical Co.	24,200	2,470
		17,003
Telecommunication Services (3.5%)
AT&T Inc.	293,235	9,211
Verizon Communications Inc.	165,996	6,180
CenturyLink Inc.	7,820	316
		15,707
Utilities (3.5%)
Northeast Utilities	72,700	2,557

Structured Large-Cap Equity Fund

* AES Corp.			200,400	2,553
CMS Energy Corp.			129,438	2,549
TECO Energy Inc.			125,100	2,363
Pepco Holdings Inc.			114,700	2,252
Ameren Corp.			48,700	1,404
Integrys Energy Group Inc.			25,000	1,296
Pinnacle West Capital Corp.			11,000	490
Sempra Energy			3,400	180
Entergy Corp.			800	55
				15,699
Total Common Stocks (Cost $356,354)				447,785
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund	0.140%		641,000	641

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Federal Home Loan Bank Discount Notes	0.050%	8/5/11	200	200
Total Temporary Cash Investments (Cost $840)				841
Total Investments (99.9%) (Cost $357,194)				448,626
Other Assets and Liabilities-Net (0.1%)				282
Net Assets (100%)				448,908

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and (0.1%), respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Structured Large-Cap Equity Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	447,785	—	—
Temporary Cash Investments	641	200	—
Futures Contracts—Assets[1]	10	—	—
Total	448,436	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2011	2	658	17
E-mini S&P 500 Index	September 2011	7	460	15

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Structured Large-Cap Equity Fund

D. At June 30, 2011, the cost of investment securities for tax purposes was $357,194,000. Net unrealized appreciation of investment securities for tax purposes was $91,432,000, consisting of unrealized gains of $94,430,000 on securities that had risen in value since their purchase and $2,998,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

VANGUARD QUANTITATIVE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.